Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Components of Property, Plant and Equipment

	December 31,
	2012	2011
	(In thousands)
Land	$49,334	$47,531
Buildings	285,190	259,072
Leasehold improvements	9,355	9,355
Machinery and equipment	644,575	542,687
Construction in progress	29,472	54,976

	1,017,926	913,621
Less accumulated depreciation	(393,284)	(326,362)

Total	$624,642	$587,259